Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 118,183	$ 337,595
Prepaid expenses	14,875	171,837
Total Current Assets	133,058	509,432
Marketable Securities held in Trust Account	118,577,540	116,728,213
Total Assets	118,710,598	117,237,645
Current liabilities
Accounts payable	651,410
Accrued expenses and other current liabilities	123,914	125,821
Income tax payable	112,535
Franchise tax payable	150,000	120,647
Sponsor Working Capital Loan	96,200
Total Current Liabilities	1,134,059	246,468
Deferred underwriter fee payable	3,450,000	3,450,000
Warrant liability	819,226	4,243,039
Total Non-Current Liabilities	4,269,226	7,693,039
Total Liabilities	5,403,285	7,939,507
Commitments and Contingencies (Note 6)
Redeemable Class A Common Stock
Redeemable Class A common stock	118,215,005	116,725,000
Stockholders' Deficit
Preferred stock, $0.000001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	30,231
Accumulated deficit	(4,937,928)	(7,426,866)
Total Stockholders' Deficit	(4,907,692)	(7,426,862)
Total Liabilities, Redeemable Class A Common Stock and Stockholders' Deficit	118,710,598	117,237,645
Common Class A [Member]
Redeemable Class A Common Stock
Redeemable Class A common stock	118,215,005	116,725,000
Stockholders' Deficit
Common stock value	2	1
Common Class B [Member]
Stockholders' Deficit
Common stock value	$ 3	$ 3